ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(a) Acquisition of subsidiaries

Acquisition of subsidiaries during the year ended December 31, 2010

During the year ended December 31, 2010, the Company completed the acquisitions of100% ownership interest in (i) Husahe, (ii) Hengda, (iii) Xineng, (iv) Xiaopengzu and (v) Jinling and 79% ownership interest in (vi) Wuyue. As a result of these acquisitions, the Company is expected to further expand its hydroelectric power generation capacity in the PRC.

(i) Husahe

On March 2, 2010, Yunnan Huabang entered into an equity transfer purchase agreement with Dehong Qinrui Power Investment and Development Co., Ltd. to acquire 100% of the equity interest in Husahe. The total purchase price for the acquisition is RMB114,980 (US$16,844), which comprises a cash purchase price of RMB106,000 (US$15,528) and an additional cash payment of RMB8,980 (US$1,316) to acquire certain receivables of Husahe which were not originally included as part of the acquired assets in the equity transfer purchase agreement. Prior to the acquisition completion date, Fujian Huabang and Binglangjiang advanced RMB57,000 (US$8,350) and RMB51,000 (US$7,471) cash, respectively, as a capital injection to Husahe. The capital injection is to fund the future operations of Husahe. The Company concluded that the capital injection transferred to Husahe represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Husahe, the payment does not form part of the total purchase consideration. Husahe owns and operates three hydroelectric stations located in Dehong County, Yunnan Province, which have been in operation since March 1995. The acquisition was completed and Yunnan Huabang took effective control of Husahe on April 19, 2010. The acquisition of Husahe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 19, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on April 19, 2010.

US$
Cash purchase price	16,844

Total purchase consideration	16,844

Cash	7,478
Property, plant and equipment, net	14,089
Other assets	9,958
Goodwill	1,826

Total assets acquired	33,351

Other liabilities	(15,998)
Deferred tax liabilities — non-current	(509)

Total liabilities assumed	(16,507)

Net assets acquired	16,844

The US$1,826 goodwill from the acquisition of Husahe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Husahe. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$54 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net profit of Husahe included in the Company’s consolidated statement of comprehensive income from April 19, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,698
Net profit	706

(ii) Hengda

On April 14, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Yunnan Minfa Hydroelectric Development Co., Ltd and Xiamen Minrui Investment Co., Ltd. to acquire 100% equity interest in Hengda. The total purchase price for the acquisition is RMB65,000 (US$9,562) cash. Prior to the acquisition completion date, Fujian Huabang and Banzhu advanced RMB74,521 (US$10,962) and RMB1,130 (US$166) cash, respectively, as a capital injection to Hengda. The capital injection is to fund the future operations of Hengda. The Company concluded that the capital injection transferred to Hengda represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Hengda, the payment does not form part of the total purchase consideration. Hengda owns and operates two hydroelectric stations located in Fugong County, Yunnan Province, which have been in operation since June and October 2007, respectively. The acquisition was completed and Fujian Huabang took effective control of Hengda on June 22, 2010. The acquisition of Hengda meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since June 22, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on June 22, 2010.

US$
Cash purchase price	9,562

Total purchase consideration	9,562

Cash	1
Property, plant and equipment, net	38,653
Intangible assets	342
Other assets	407
Goodwill	428

Total assets acquired	39,831

Current portion of long-term loans	(3,015)
Other liabilities	(12,598)
Long-term loans	(14,269)
Deferred tax liabilities — non-current	(387)

Total liabilities assumed	(30,269)

Net assets acquired	9,562

The US$428 goodwill from the acquisition of Hengda was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Hengda. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$169 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Hengda included in the Company’s consolidated statement of comprehensive income from June 22, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,497
Net loss	(58)

(iii) Xineng

On April 14, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Yunnan Minhe Hydroelectric Investment Co., Ltd. to acquire 100% equity interest in Xineng. The total purchase price for the acquisition is RMB31,250 (US$4,591) cash. Prior to the acquisition completion date, Fujian Huabang and Hengda advanced RMB13,630 (US$2,003) and RMB6,134 (US$901) cash, respectively, as a capital injection to Xineng. The capital injection is to fund the future operations of Xineng. The Company concluded that the capital injection transferred to Xineng represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owner of Xineng, the payment does not form part of the total purchase consideration. The hydroelectric project of Xineng is located in Fugong County, Yunnan Province, and has been in operation since February 2009. The acquisition was completed and Fujian Huabang took effective control of Xineng on August 16, 2010. The acquisition of Xineng meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since August 16, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on August 16, 2010.

US$
Cash purchase price	4,591

Total purchase consideration	4,591

Property, plant and equipment, net	19,847
Intangible assets	124
Other assets	255
Goodwill	1,004

Total assets acquired	21,230

Current portion of long-term loans	(73)
Other liabilities	(3,231)
Long-term loans	(13,149)
Deferred tax liabilities — non-current	(186)

Total liabilities assumed	(16,639)

Net assets acquired	4,591

The US$1,004 goodwill from the acquisition of Xineng was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Xineng. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$104 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Xineng included in the Company’s consolidated statement of comprehensive income from August 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	556
Net loss	(80)

(iv) Xiaopengzu

On April 23, 2010, Fujian Huabang entered into an equity transfer purchase agreement with eight individual shareholders to acquire 100% of the equity interest in Xiaopengzu. The total purchase price for the acquisition is RMB150,000 (US$22,089). Prior to the acquisition completion date, Fujian Huabang, Binglangjiang, Yingchuan, Banzhu, Wangkeng and Yuanping advanced RMB42,500 (US$6,259), RMB13,000 (US$1,914), RMB10,000 (US$1,473), RMB6,500 (US$957), RMB20,000 (US$2,945) and RMB1,000 (US$147) cash, respectively, as a capital injection to Xiaopengzu. The capital injection is to fund the future operations of Xiaopengzu. The Company concluded that the capital injection transferred to Xiaopengzu represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Xiaopengzu, the payment does not form part of the total purchase consideration. The hydroelectric project of Xiaopengzu is located in Luquan County, Yunnan Province and has been in operation since December 2009. The acquisition was completed and Fujian Huabang took effective control of Xiaopengzu on September 8, 2010. The acquisition of Xiaopengzu meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since September 8, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on September 8, 2010.

US$
Cash purchase price	22,089

Total purchase consideration	22,089

Cash	2,350
Property, plant and equipment, net	45,592
Other assets	569
Goodwill	12,398

Total assets acquired	60,909

Current portion of long-term loans	(1,878)
Other liabilities	(16,420)
Long-term loans	(20,210)
Deferred tax liabilities — non-current	(312)

Total liabilities assumed	(38,820)

Net assets acquired	22,089

The US$12,398 goodwill from the acquisition of Xiaopengzu was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Xiaopengzu. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$27 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Xiaopengzu included in the Company’s consolidated statement of comprehensive income from September 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	876
Net loss	(202)

(v) Jinling

On November 3, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Fujian Taiyu Investment (Group) Co., Ltd. Shaowu City Fengyi Power Development Co., Ltd. and Jianyang City Xinguang Power Development Co., Ltd. (collectively referred to as “the Original Shareholders of Jinling”) to acquire 100% equity interest in Jinling, which held 55%, 74% and 74% of controlling interest in Jinlong, Jintang and Jinwei, respectively.

The total purchase price for the acquisition is RMB75,060 (US$11,333) cash. These hydroelectric projects are located in Shaowu City, Fujian Province, and have been in operation since 1985.The acquisition was completed and Fujian Huabang took effective control of Jinling and its subsidiaries on December 30, 2010. The acquisition of Jinling and its subsidiaries meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since December 30, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 30, 2010.

US$
Cash purchase price	11,333
Total purchase consideration	11,333

US$
Cash and Bank	26
Property, plant and equipment, net	78,953
Intangible assets	1,759
Other assets	1,665
Goodwill	9,341
Deferred tax assets— non-current	474

Total assets acquired	92,218

Short-term loans	(9,286)
Current portion of long-term loans	(5,964)
Long-term loans	(16,081)
Other liabilities	(41,549)
Deferred tax liabilities — non-current	(4,274)

Total liabilities assumed	(77,154)

Noncontrolling interest	(3,731)
Net assets acquired	11,333

The Company used the income approach to measure the fair value of the noncontrolling interest at the acquisition date. Significant inputs include estimated future revenue and costs to calculate future operating cash flows as well as internal rate of return to compute the present value of operating cash flows.

The US$9,341 goodwill from the acquisition of Jinling and its subsidiaries was assigned to the Fujian Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Jinling and its subsidiaries. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$51 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amount of revenue and earnings of Jinling and its subsidiaries included in the Company’s consolidated statements of comprehensive income from December 30, 2010, the acquisition date, to December 31, 2010 were insignificant.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the year ended December 31, 2010, as if the acquisitions in 2010 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the Year Ended December 31, 2010
US$
Revenues	69,580
Loss before income taxes	(9,575)
Net loss attributable to ordinary shareholders	(7,653)
Basic and diluted loss per share	(0.05)

(vi) Wuyue

On October 22, 2009, the Company entered into a capital injection agreement (the “Agreement”) with Henan Lantian Group Co., Ltd. (“Lantian”) to subscribe 79% equity interest in Wuyue, which owns the right to develop a pumped storage hydropower project of 1,000 megawatts in the Henan Province. Pursuant to the Agreement, the Company is obligated to pay a first installment of RMB32,500 (US$4,771) and to transfer an additional RMB130,000 (US$19,629) cash as capital injections to Wuyue within two years after obtaining the certificate of approval from the government to fund the construction of the pumped storage hydroelectric power project. The Company completed the first capital injection of RMB32,500 (US$4,771) on March 23, 2010. Pursuant to the capital injection agreement, the Company controls a majority of the board of directors and manages the daily business operations of Wuyue subsequent to the first capital injection on March 23, 2010. As a result, Wuyue has been accounted for as a subsidiary and included in the Company’s consolidated financial statements since March 23, 2010.

The acquisition of Wuyue does not meet the definition of a business acquisition and is accounted for as an asset acquisition. Wuyue is in the development stage during the year ended December 31, 2010.  As a result, no revenue and earnings of Wuyue are included in the Company’s consolidated statement of comprehensive income from March 23, 2010 to December 31, 2010.

Acquisition of a subsidiary during the year ended December 31, 2011

During the year ended December 31, 2011, the Company completed the acquisition of 100% ownership interest in Dazhaihe. This acquisition is in line with the Company’s plan to further expand its hydroelectric power generation capacity in the PRC.

On November 6, 2010, Xiaopengzu entered into an equity transfer purchase agreement with seven individual shareholders to acquire 100% of the equity interest in Dazhaihe. The total purchase consideration for the acquisition was US$9,019 (RMB59,000) cash. The hydroelectric project of Dazhaihe is located in Mengqian County, Yunnan Province, and has been in operation since September 2008. The acquisition was completed and Xiaopengzu took effective control of Dazhaihe on April 10, 2011. The acquisition of Dazhaihe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 10, 2011.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

The US$6,646 goodwill from the acquisition of Dazhaihe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Dazhaihe. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$28 of acquisition-related costs that were expensed in the year ended December 31, 2011. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$
Revenue	831
Net loss	(717)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the years ended December 31, 2010 and 2011, as if the acquisition of Dazhaihe in 2011 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the Years Ended December 31,
	2010	2011
	US$	US$
Revenues	59,125	54,960
Profit (loss) before income taxes	2,824	(53,730)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

(b) Acquisition of noncontrolling interest

On January 14, 2011, Fujian Huabang, a wholly-owned subsidiary of the Company, completed the acquisition of the remaining 10% equity interest of Wangkeng pursuant to an equity transfer purchase agreement with Sanming Chenyang Hydroelectric Co., Ltd. dated November 22, 2010. The purchase consideration for the acquisition was US$5,939 (RMB38,967). The Company accounted for the purchase of subsidiary shares from the noncontrolling interest as an equity transaction in accordance with ASC 810-10. The carrying amount of the noncontrolling interest was adjusted from US$1,032 (RMB6,777) to US$nil to reflect the noncontrolling interest holder’s reduced ownership interest in Wangkeng’s net assets. The difference between the consideration paid by the Company to the noncontrolling interest holder and the adjustment to the carrying amount of the noncontrolling interest in Wangkeng was recognized in additional paid-in capital. Upon the completion of this transaction, Wangkeng became a wholly-owned subsidiary of the Group.

The following table shows the effects of changes in the Company’s ownership interest in Wangkeng on the Company’s equity:

	For the Years Ended December 31,
	2010	2011
	US$	US$
Net income (loss) attributable to the Company	3,742	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)
Net transfers to noncontrolling interest	—	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)

During the year ended December 31, 2012, the Company did not complete any acquisition of hydropower projects.